Commitments and contingencies - Summary of Firm Commitment to Purchase Asset (Detail) $ in Thousands	Dec. 31, 2024 USD ($)
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	$ 2,298,550
2025
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	429,430
2026
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	247,068
2027
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	483,707
2028
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	687,938
2029
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	393,344
2030
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	$ 57,063